07.31 Fidelity Real Estate Income Fund ATCI PRO-03 | Fidelity® Real Estate Income Fund
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund ATCI PRO-03 - Fidelity® Real Estate Income Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Real Estate Income Fund-Class A				Apr. 14, 2010
Fidelity Real Estate Income Fund-Class A | Return Before Taxes	(2.52%)	7.09%	7.84%
Fidelity Real Estate Income Fund-Class A | After Taxes on Distributions	(4.49%)	4.79%	5.51%	Apr. 14, 2010
Fidelity Real Estate Income Fund-Class A | After Taxes on Distributions and Sales	(1.21%)	4.64%	5.24%	Apr. 14, 2010
Fidelity Real Estate Income Fund-Class M				Apr. 14, 2010
Fidelity Real Estate Income Fund-Class M | Return Before Taxes	(2.64%)	7.06%	7.80%
Fidelity Real Estate Income Fund-Class C				Apr. 14, 2010
Fidelity Real Estate Income Fund-Class C | Return Before Taxes	(0.28%)	7.14%	7.80%
Fidelity Real Estate Income Fund - Class I				Apr. 14, 2010
Fidelity Real Estate Income Fund - Class I | Return Before Taxes	1.81%	8.25%	8.90%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	11.93%
Fidelity Real Estate Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	4.15%	7.92%	8.61%
[1]	From April 14, 2010